CONVERTIBLE DEBENTURE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Schedule of debenture payable
	December 31, 2021	December 31, 2020
Convertible Debenture Payable with Detached Free-standing Warrant	$3,048,781	$-
Unamortized Debt Discount	(1,291,882)	-

Net Convertible Debenture Payable	$1,756,899	$-